Shareholders' Equity (Details Textuals) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Shareholders' Equity (Textuals) [Abstract]
Antidilutive Stock options and appreciation rights relating to the acquisition of shares of common stock not included in the computation of diluted earnings per share	176	1,034	1,208
Common stock held as treasury shares restricted as collateral	596